Fee income from financial services, net	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Fee income from financial services, net
20.	Fee income from financial services, net

(a)	For the years ended December 31, 2020, 2019 and 2018, this caption is comprised of the following:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Income
Accounts maintenance, carriage, transfers, and debit and credit card fees	474,822	651,255	623,480
Banking services fees	192,588	220,207	186,783
Funds management	151,356	147,954	148,048
Contingent loans fees	52,156	56,153	61,766
Collection services	41,124	41,010	37,068
Brokerage and custody services (b)	6,858	9,109	11,035
Others	42,207	40,801	33,758

Total (c)	961,111	1,166,489	1,101,938

Expenses
Credit cards	(105,772)	(118,675)	(103,645)
Credit life insurance premiums	(59,520)	(48,866)	(58,931)
Local banks fees	(15,828)	(9,307)	(6,555)
Foreign banks fees	(15,105)	(17,172)	(15,324)
Registry expenses	(8,151)	(7,472)	(5,143)
Brokerage and custody services (b)	(630)	(642)	(1,877)
Others	(32,605)	(38,470)	(36,037)

Total	(237,611)	(240,604)	(227,512)

Net	723,500	925,885	874,426

(b)	As of December 31, 2020, 2019 and 2018, the Group has recognized net income amounting to S/6,228,000, S/8,467,000 and S/9,158,000, respectively, for transactions carried out on behalf of its clients.

(c)	Below is the fee income by geographic information for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Geographic information
Peru	854,082	1,055,624	988,084
Panama	107,029	110,865	113,854

Total	961,111	1,166,489	1,101,938